UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Stillwater Capital Advisors, LLC

Address: 200 W. Lancaster Avenue
         Wayne, PA 19087


13F File Number: 028-13804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas A. Swope
Title:   Chief Compliance Officer
Phone:


Signature, Place and Date of Signing:


/s/ Douglas A. Swope             Wayne, PA		      September 30, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     42

Form 13F Information Table Value Total:  $155,118
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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									FORM 13F
								September 30, 2012

														Voting Authority

									Value		Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer				Title of class	CUSIP		(x$1000)	Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None

American Electric Power Inc		COM		025537101	3553		80865	SH		Sole			80865
Apple Inc				COM		037833100	16397		24579	SH		Sole			24579
AT&T Inc				COM		00206r102	6039		160189	SH		Sole			160189
Centurylink Inc				COM		156700106	5898		145994	SH		Sole			145994
Chevron Corp				COM		166764100	486		4172	SH		Sole			4172
Citigroup Inc				COM		172967424	648		19815	SH		Sole			19815
Du Pont E I de Nemours & Co		COM		263534109	4183		83205	SH		Sole			83205
EMC Corp MA				COM		268648102	5553		203630	SH		Sole			203630
Exxon Mobil Corp			COM		30231g102	5312		58081	SH		Sole			58081
General Electric Co			COM		369604103	6155		271036	SH		Sole			271036
Intel Corp				COM		458140100	4824		212933	SH		Sole			212933
International Business Machine		COM		459200101	5744		27691	SH		Sole			27691
JPMorgan Chase & Co			COM		46625h100	5122		126543	SH		Sole			126543
Kraft Foods Inc Cl A			COM		50075n104	5980		144615	SH		Sole			144615
Marathon Oil Corp			COM		565849106	5244		177329	SH		Sole			177329
Marathon Petroleum Corp			COM		56585a102	7380		135188	SH		Sole			135188
McDonalds Corp				COM		580135101	6308		68748	SH		Sole			68748
Merck & Co Inc				COM		58933y105	6546		145163	SH		Sole			145163
PepsiCo Inc				COM		713448108	5061		71519	SH		Sole			71519
Pfizer Inc				COM		717081103	6423		258485	SH		Sole			258485
Southern Co				COM		842587107	1829		39685	SH		Sole			39685
Target Corp				COM		87612e106	5172		81490	SH		Sole			81490
United Parcel Service Inc Cl B		COM		911312106	3982		55635	SH		Sole			55635
United Technologies Corp		COM		913017109	5461		69750	SH		Sole			69750
US Bancorp Del				COM		902973304	5402		157505	SH		Sole			157505
Visa Inc Cl A				COM		92826c839	5146		38320	SH		Sole			38320
iShares Tr Consumer Goods Inde		CONS GOODS IDX	464287812	995		13355	SH		Sole			13355
iShares Tr Consumer Services I		CONS SRVC IDX	464287580	844		9760	SH		Sole			9760
iShares Tr DJ Select Div Index		DJ SEL DIV INX	464287168	384		6665	SH		Sole			6665
iShares Tr DJ US Energy			DJ US ENERGY	464287796	1234		29267	SH		Sole			29267
iShares Tr DJ US Financial Sec		DJ US FINL SEC	464287788	1541		26425	SH		Sole			26425
iShares Tr DJ US Healthcare		DJ US HEALTHCR	464287762	1013		11981	SH		Sole			11981
iShares Tr DJ US Telecom		DJ US TELECOM	464287713	287		11261	SH		Sole			11261
iShares Tr Index DJ US Industr		DJ US INDUSTRL	464287754	635		8993	SH		Sole			8993
iShares Tr Index DJ US Tech Se		DJ US TECH SEC	464287721	2163		28510	SH		Sole			28510
iShares Tr MSCI Emerg Mkt		MSCI EMERG MKT	464287234	19		467	SH		Sole			467
iShares Tr Russell 1000 Growth		RUSSELL1000GRW	464287614	4207		63080	SH		Sole			63080
iShares Tr Russell 1000 Value		RUSSELL1000VAL	464287598	373		5170	SH		Sole			5170
Vanguard Index Funds Growth ET		GROWTH ETF	922908736	214		2950	SH		Sole			2950
WisdomTree Trust DEFA Fund		DEFA FD		97717w703	273		6295	SH		Sole			6295
WisdomTree Trust Mid Cap Div F		MIDCAP DIVI FD	97717w505	501		8810	SH		Sole			8810
WisdomTree Trust Small Cap Div		SMALLCAP DIVID	97717w604	213		4220	SH		Sole			4220
REPORT SUMMARY 			42	DATA RECORDS	155118		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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